Note 4 - Strategic Agreements 1 (Details Textual) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2018	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Royalty Guarantees, Commitments, Amount			$ 10,819	$ 8,054		$ 10,819		$ 8,054	$ 32,417
Derivative Liability, Noncurrent			1,418	1,014		1,418		1,014	1,499
Non-cash Interest (Income) Expense, Royalty Agreement						2,764	$ (7,407)	(6,265)	10,364
Gain (Loss) on Contract Termination								23,098	0
Fair Value, Recurring [Member]
Derivative Liability, Noncurrent	$ 7,800		1,418	1,014		1,418		1,014	1,499
Ligand Development Funding Agreement [Member]
Revenue from Collaborative Arrangement, Excluding Revenue from Contract with Customer		$ 10,000
Agreement, Maximum Milestone Payments		$ 8,000
Agreement, Royalty Term, Period From First Sale (Year)		15 years
Agreement, Termination Notice Period (Day)		90 days
Royalty Guarantees, Commitments, Amount			5,000	5,000		5,000		5,000	5,000
Derivative Liability, Noncurrent			$ 1,400	1,000		$ 1,400		$ 1,000	$ 1,500
Agreement, Effective Interest Rate			39.90%			20.20%		38.90%	30.30%
Non-cash Interest (Income) Expense, Royalty Agreement			$ 1,000		$ 1,300	$ 2,800	$ (7,400)	$ (6,300)	$ 10,400
Ligand Development Funding Agreement [Member] | Minimum [Member]
Royalty Percentage		5.00%
Agreement, Buy Down Payments, Decrease in Royalty Percentage		1.00%
Ligand Development Funding Agreement [Member] | Maximum [Member]
Royalty Percentage		9.80%
Agreement, Buy Down Payments, Decrease in Royalty Percentage		2.00%
Amended Ligand Agreement [Member]
Revenue from Collaborative Arrangement, Excluding Revenue from Contract with Customer	5,000
Gain (Loss) on Contract Termination	$ 23,100			$ 23,100				$ 23,100
Amended Ligand Agreement [Member] | Minimum [Member]
Royalty Percentage	8.00%
Amended Ligand Agreement [Member] | Maximum [Member]
Royalty Percentage	9.80%